Net Income Per Share (Details)	3 Months Ended
Mar. 31, 2024
Class A Common Stock [Member]
Net Income Per Share [Line Items]
Vote per share	one
Class V Common Stock [Member]
Net Income Per Share [Line Items]
Vote per share	one